Depreciation Amortization and Impairment - Schedule of Impairment losses (Detail) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2020 CLP ($)	Sep. 30, 2020 CLP ($)	Dec. 31, 2020 CLP ($) item	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Disclosure of financial assets [line items]
Subtotal Non-financial assets			$ (814,879)	$ (728)	$ (28)
Total	$ (765,736)	$ 731,189	$ (814,879)
Number of cash generating units | item			2
Intangible assets other than goodwill [member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets			$ (38,849)
Intangible assets other than goodwill [member] | Systems [Member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets			(31,426)
Intangible assets other than goodwill [member] | Projects [Member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets			(3,098)
Intangible assets other than goodwill [member] | Systems And Software [Member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets			(4,325)
Intangibles Generated in Business Combinations [Member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets			(113,911)
Intangibles Generated in Business Combinations [Member] | Itaú Corredor de Seguros Colombia S.A [Member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets			(113,138)
Intangibles Generated in Business Combinations [Member] | ITAÚ CORPBANCA COLOMBIA
Disclosure of financial assets [line items]
Subtotal Non-financial assets			(773)
Goodwill [member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets			(651,825)
Goodwill [member] | Chile [member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets			(412,356)
Goodwill [member] | Colombia [member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets			(239,469)
Nonfinancial assets property plant and equipment [member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets			(10,294)	(728)	(28)
Total			(814,879)	$ (728)	$ (28)
Nonfinancial assets property plant and equipment [member] | Fixed assets [member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets			(867)
Nonfinancial assets property plant and equipment [member] | ATM Equipment [Member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets			(24)
Non Financial Assets Goodwill and Intangibles [Member] | Improvements Lease Properties [Member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets			$ (9,403)